UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MORGENS WATERFALL VINTIADIS & COMPANY, INC.
Address:  600 FIFTH AVENUE
          NEW YORK, NY 10020

13 File Number: 2804599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H Morgens
Title:     Chairman
Phone:     212-218-4100
Signature, Place and Date of Signing:

/s/ Edwin H Morgens  New York, NY   January 28, 2009
-------------------  ------------   ----------------


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.




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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           --------
Form 13F Information Table Entry Total:    25
                                           --------
Form 13F Information Table Value Total:    $59,330
                                           --------


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                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
 ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
 ADOBE SYS INC                  COMMON STOCK     00724F101     2129   100000 SH       SOLE                 100000        0       0
 AMERICAN TOWER                 CL A             029912201     2932   100000 SH       SOLE                 100000        0       0
 ANADARKO PETE CORP             COMMON STOCK     032511107     2313    60000 SH       SOLE                  60000        0       0
 APPLE INC                      COMMON STOCK     037833100     4694    55000 SH       SOLE                  55000        0       0
 CALPINE CORP                   COMMON STOCK     131347304     1638   225000 SH       SOLE                 225000        0       0
 CELGENE CORP                   COMMON STOCK     151020104      553    10000 SH       SOLE                  10000        0       0
 COVIDIEN LTD                   COMMON STOCK     G2552X108     3624   100000 SH       SOLE                 100000        0       0
 DUSA PHARMACEUTICALS INC       COMMON STOCK     266898105     1050  1000000 SH       SOLE                1000000        0       0
 DYNEGY INC DEL                 CL A             26817G102     2000  1000000 SH       SOLE                1000000        0       0
 EMERGENCY MEDICAL SV CS CORP   CL A             29100P102     1098    30000 SH       SOLE                  30000        0       0
 EXELON CORP                    COMMON STOCK     30161N101     2224    40000 SH       SOLE                  40000        0       0
 GENENTECH INC                  COMMON STOCK     368710406     5804    70000 SH       SOLE                  70000        0       0
 GENERAL MTRS                   SENIOR DEBEN D   370442691     3082   380500 SH       SOLE                 380500        0       0
 GENZYME CORP                   COMMON STOCK     372917104     1327    20000 SH       SOLE                  20000        0       0
 GILEAD SCIENCES INC            COMMON STOCK     375558103     1790    35000 SH       SOLE                  35000        0       0
 INSULET CORP                   COMMON STOCK     45784P101      772   100000 SH       SOLE                 100000        0       0
 KB HOME                        COMMON STOCK     48666K109     3677   270000 SH  CALL SOLE                 270000        0       0
 MIRANT CORP NEW                COMMON STOCK     60467R100     2170   115000 SH       SOLE                 115000        0       0
 NRG ENERGY INC                 COMMON STOCK     629377508     2333   100000 SH       SOLE                 100000        0       0
 PEABODY ENERGY CORP            COMMON STOCK     704549104     3413   150000 SH       SOLE                 150000        0       0
 QUALCOMM INC                   COMMON STOCK     747525103     2150    60000 SH       SOLE                  60000        0       0
 TERRESTAR CORP                 COMMON STOCK     881451108      771  1927300 SH       SOLE                1927300        0       0
 UNION PACIFIC CORP             COMMON STOCK     907818108     2390    50000 SH       SOLE                  50000        0       0
 VISA INC                       CL A             92826C839     4196    80000 SH       SOLE                  80000        0       0
 ZHONGPIN INC                   COMMON STOCK     98952K107     1200   100000 SH       SOLE                 100000        0       0

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